Income tax	12 Months Ended
Dec. 31, 2019
Disclosure Of Income tax [Abstract]
Disclosure of income tax [text block]

Note 17     Income tax

Amounts in US$ ‘000	2019	2018	2017
Current tax	(111,371)	(101,456)	(48,449)
Deferred income tax (Note 18)	(391)	(4,784)	5,304
	(111,762)	(106,240)	(43,145)

The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities as follows:

Amounts in US$ ‘000	2019	2018	2017
Profit before tax	169,519	208,907	25,308
Tax losses from non-taxable jurisdictions	49,360	42,808	22,708
Taxable profit	218,879	251,715	48,016

Income tax calculated at domestic tax rates applicable to Profit in the respective countries	(79,395)	(102,211)	(31,107)
Tax losses where no deferred tax benefit is recognized	(2,563)	(7,344)	(8,111)
Effect of currency translation on tax base	(16,795)	3,336	(2,330)
Effect of inflation adjustment for tax purposes	541	—	—
Changes in the income tax rate (Note 16)	1,279	(1,874)	542
Previously unrecognized tax losses	1,820	4,882	—
Out of period adjustment (a)	(9,910)	—	—
Non-taxable results (b)	(6,739)	(3,029)	(2,139)
Income tax	(111,762)	(106,240)	(43,145)
(a)	See Note 2.1.
(b)	Includes non-deductible expenses in each jurisdiction.

Under current Bermuda law, the Company is not required to pay any taxes in Bermuda on income or capital gains. The Company has received an undertaking from the Minister of Finance in Bermuda that, in the event of any taxes being imposed, they will be exempt from taxation in Bermuda until March 2035. Income tax rates in those countries where the Group operates (Colombia, Chile, Brazil, Argentina, Peru and Ecuador) ranges from 15% to 33%.

The Group has tax losses available which can be utilised against future taxable profit in the following countries:

Amounts in US$ ‘000	2019	2018	2017
Chile (a)	317,644	315,733	345,104
Brazil (a)	37,848	38,011	33,721
Argentina (b)	22,930	5,490	4,849
Total tax losses at December 31	378,422	359,234	383,674
(a)	Taxable losses have no expiration date.
(b)	Expiring dates for tax losses accumulated at December 31, 2019 are:

Expiring date	Amounts in US$ ‘000
2021	447
2022	1,109
2023	2,946
2024	18,428

At the balance sheet date deferred tax assets in respect of tax losses in certain companies in Chile have not been recognized as there is insufficient evidence of future taxable profits to offset them.